11 SUBSEQUENT EVENTS (Details Narrative) (USD $)	2 Months Ended	12 Months Ended
	May 28, 2013	Jun. 01, 2015	May 31, 2014	May 01, 2013
Subsequent Events [Abstract]
Shares of Mediswipe sold	760,000
Proceeds received	$ 32,274
Mr. Canton compensation for his services				100,000
Monthly lease		$ 2,010	$ 1,950